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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22595

FSI Low Beta Absolute Return Fund

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Patricia M. Plavko, Esq.

Ultimus Fund Solutions, LLC   225 Pictoria Drive, Suite 450    Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	(918) 585-5858

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

FSI LOW BETA ABSOLUTE RETURN FUND Semi-Annual Report February 29, 2016 (Unaudited)
Investment Adviser Financial Solutions, Inc. 320 South Boston, Suite 1130 Tulsa, Oklahoma 74103	Administrator Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707 1-877-379-7380

This report and the financial statements contained herein are provided for the general information of the unitholders of the FSI Low Beta Absolute Return Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

FSI LOW BETA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

Shares	Private Funds (a) - 88.5%	Value

Event Driven Strategies - 17.3%
43	Candlewood Structured Credit Harvest Fund, Ltd., Series 1	$498,714
25	Candlewood Structured Credit Harvest Fund, Ltd., Series 2	282,274
23	Candlewood Structured Credit Harvest Fund, Ltd., Series 3	266,129
14	Candlewood Structured Credit Harvest Fund, Ltd., Series 4	163,579
41	Candlewood Structured Credit Harvest Fund, Ltd., Series 5	472,475
1,250	Corre Opportunities Offshore Fund, Ltd., Series AU 2015-05	1,055,583
1,087	GOCM Offshore Fund, Ltd., Class A, Series 2015 08	911,675
3,374	Pluscios Offshore Fund, SPC, Class F, Series 2013-07 (b)	3,223,678
900	Pluscios Offshore Fund, SPC, Class F, Series 2014-06 (b)	769,223
179	Pluscios Offshore Fund, SPC, Class F, Series 2015-11 (b)	167,557
350	Pluscios Offshore Fund, SPC, Class F, Series 2016-01 (b)	332,301
534	Scoggin Worldwide Distressed Fund Ltd., Class Q, Series 0913.1	500,265
		8,643,453
Global Macro Strategies - 4.7%
2,146	Centennial Global Macro Fund Segregated Portfolio, Series D Initial (c)	2,326,944

Long/Short Equity Strategies - 14.5%
800	Criterion Horizons Offshore, Ltd., Class A1-90015236-1	736,793
2,894	Eminence Fund, Ltd., Class A, Initial Series	2,244,732
553	Harvey SMidCap Offshore Fund, Ltd., Class A Sub-Class 1, Series 1	1,161,714
100	Harvey SMidCap Offshore Fund, Ltd., Class A Sub-Class 1, Series 0314	89,394
619	Marcato International Ltd., Class A, SubClass A1 Initial Series	832,817
270	Miura Global Fund, Ltd., Class AA Sub Class II, Initial Series	1,038,857
1,100	Tide Point Offshore Fund, Ltd., Class 1, Sub-Class A, June 2014	1,115,154
		7,219,461
Multi Strategies - 40.4%
1,051	Atlas Enhanced Fund, Ltd., Class B, Initial Series 0311	1,574,204
66,154	Lanx Offshore Partners, Ltd., Class A, Series 0114 III R8	6,919,589
2,930	Lanx Offshore Partners, Ltd., Class A, Series 1115 III R8	277,882
3,500	Lanx Offshore Partners, Ltd., Class A, Series 0116 III R8	332,747
1,303	Millenium International, Ltd., Class EE Sub Class III, Series 01A	2,403,326
32,607	Titan Masters International Fund, Ltd., Series D1-5	6,449,207
2,754	Titan Masters International Fund, Ltd., Series D11-15	261,245
3,500	Titan Masters International Fund, Ltd., Series D1-16	330,309
1,007	Whitebox Multi-Strategy Fund, Ltd., Class B, Series B-1-B-10	1,338,312
200	Whitebox Multi-Strategy Fund, Ltd., Class B, Series B-1-02-15	186,018
150	Whitebox Multi-Strategy Fund, Ltd., Class B, Series B-1-05-15	136,300
		20,209,139

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)
February 29, 2016 (Unaudited)

Shares	Private Funds (a) - 88.5% (Continued)	Value

Relative Value Strategies: Fixed Income Hedge and Fixed Income Arbitrage - 5.2%
1,038	BlackGold Opportunity Offshore Fund, Ltd., Class E - Unrestricted, Series 10/14	$518,925
355	BlackGold Opportunity Offshore Fund, Ltd., Class E - Unrestricted, Series 2/15	177,524
656	Fundamental Credit Opportunities (Offshore), Ltd., Class A, Series FCO-OFF-B2	663,146
150	Fundamental Credit Opportunities (Offshore), Ltd., Class A, Series FCO-OFF-B4	152,413
7,073	Greylock Global Opportunity Fund (Offshore), Ltd., Class A, Series 1	1,096,985
		2,608,993
Relative Value Strategies: General - 6.4%
114	Hildene Opportunities Offshore Fund, Ltd., Series 1 August 2008	574,270
40	Kawa Off-Shore Feeder Fund, Ltd., Ordinary Shares, Lead Series	1,162,745
326	Pine River Fixed Income Fund, Ltd., Class A, Series 1	997,402
500	Pine River Fixed Income Fund, Ltd., Class A, Series 60	475,550
		3,209,967

	Total Private Funds (Cost $43,753,881)	$44,217,957

Shares	Money Market Funds - 10.0%	Value

19,523	BlackRock Liquidity Funds - T-Fund, Institutional Shares, 0.17% (d)	$19,523
5,007,134	Fidelity Institutional Money Market Fund, 0.35% (d)	5,007,134
	Total Money Market Funds (Cost $5,026,657)	$5,026,657

	Total Investments - 98.5% (Cost $48,780,538) (Note 2)	$49,244,614

	Other Assets in Excess of Liabilities - 1.5%	742,818

	Net Assets - 100.0%	$49,987,432

(a)	Private Funds include investment funds that are organized outside of the United States and are not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), (each a "Private Fund") and Private Funds that invest in other investment funds that are not registered under the 1940 Act. All are non-income producing securities.
(b)	Managed by Pluscios Management LLC, an investment sub-adviser to the Fund (a "Sub-Adviser").
(c)	Managed by Meritage Capital, LLC, a Sub-Adviser.
(d)	The rate shown is the 7-day effective yield as of February 29, 2016.

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)
February 29, 2016 (Unaudited)

Unfunded
		Redemption	Redemption	Commitments as of
Value (e)	Strategy	Frequency	Notice (Days)	February 29, 2016

$8,643,453	Event Driven Strategies (f)	Quarterly	60-90	$-

2,326,944	Global Macro Strategies (g)	Monthly	35	-

7,219,461	Long/Short Equity Strategies (h)	Quarterly-	45-95	-
Semi-Annually

20,209,139	Multi Strategies (i)	Monthly-	45-90	-
Quarterly

2,608,993	Relative Value Strategies: Fixed Income	Monthly-	30-90	-
	Hedge and Fixed Income Arbitrage (j)	Quarterly

3,209,967	Relative Value Strategies: General (k)	Monthly-	45-180	-
Quarterly

(e	Values of Private Funds have been estimated using the net asset value per share as of February 29, 2016 (Note 2).

(f)	Event Driven Strategies include strategies that invest in: (1) equity and/or fixed income securities of U.S. and/or foreign issuers based on how certain events such as mergers, consolidations, acquisitions, transfers of assets, tender offers, exchange offers, re-capitalizations, liquidations, divestitures, spin-offs and other similar transactions are expected to affect the value of such securities (Merger/Risk Arbitrage Strategy); and/or (2) equity and/or fixed income securities of financially troubled U.S. and/or foreign issuers (i.e., companies involved in bankruptcy proceedings, financial reorganizations or other similar financial restructurings) (Bankruptcy/Distressed Strategy). These strategies may utilize long and short positions and portfolios typically have a long or short bias. 11% of the value of the Private Funds employing these strategies cannot be redeemed within 12 months of purchase without payment of a redemption penalty equal to 3% of the net asset value of the interests being liquidated. The remaining restriction period for these investments is 7 months as of February 29, 2016. 12% of the value of the Private Funds employing these strategies cannot be redeemed within 12 months of purchase without a payment of a redemption penalty equal to 5% of the net asset value of the interests being liquidated. The remaining restriction period for these investments is 4 months as of February 29, 2016. 6% of the value of the Private Funds employing these strategies can be redeemed with no restrictions but are subject to a 25% quarterly investor level gate as of February 29, 2016. The remaining Private Funds employing these strategies can be redeemed with no restrictions as of February 29, 2016.

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)
February 29, 2016 (Unaudited)

(g)	Global Macro Strategies include strategies that: (1) invest across a variety of securities and financial instruments of U.S. and foreign issuers based on interpretations of the global macro economy and changes therein on the valuation of such securities and financial instruments; and/or (2) trade futures contracts and options on futures contracts as either buyers or sellers of contracts representing real assets such as gold, silver, wheat, coffee, sugar, heating oil, as well as financial assets such as government bonds, equity market indices and currencies to take advantage of investment opportunities in the global equity, fixed income, currency and commodity markets (Managed Futures Strategy). Long and short positions may be utilized. 100% of the value of the Private Funds employing these strategies can be redeemed with no restrictions as of February 29, 2016.

(h)	Long/Short Equity Strategies include strategies that purchase and sell short equity securites of U.S. and foreign issuers. Investments may focus on specific regions, sectors or types of equity securities. Long and short positions may not be invested in equal amounts and, as such, may not seek to neutralize general market risk. Portfolios typically have a long or short bias. 10% of the value of the Private Funds employing these strategies cannot be redeemed within 12 months of purchase without a payment of a redemption penalty of 4% of the net asset value of the interests being liquidated. The remaining restriction period for these investments is 11 months as of February 29, 2016. The remaining Private Funds employing these strategies can be redeemed with no restrictions as of February 29, 2016.

(i)	Multi Strategies include strategies that dynamically allocate capital among several different strategies typically employed by unregistered (private) funds (i.e. Relative Value Strategies (see (k) below), Long/Short Equity Strategies (see (h) above) and Global Macro Strategies (see (g) above)). 2% of the value of the Private Funds employing these strategies cannot be redeemed within 12 months of purchase without payment of a redemption penalty of 4% of the net asset value of the interests being liquidated, subject to a quarterly 25% investor level gate. The remaining restriction period for these investments ranges between 1 and 4 months as of February 29, 2016. 19% of the value of the Private Funds employing these strategies can be redeemed with no restrictions but are subject to a quarterly 25% investor level gate as of February 29, 2016. The remaining Private Funds employing these strategies can be redeemed with no restrictions as of February 29, 2016.

(j)	Relative Value Strategies: Fixed Income Hedge and Fixed Income Arbitrage include strategies that: (1) generally purchase fixed income securities of U.S. and foreign issuers including corporations, governments and financial institutions as well as mortgage-related securities that are perceived to be undervalued and sell short such fixed income securities that are perceived to be overvalued (Fixed Income Hedge Strategy); and/or (2) purchase and sell short fixed income securities issued by U.S. and/or foreign issuers such as banks, corporations, governments and financial institutions as well as mortgage-backed securities to capitalize on perceived pricing discrepancies within and across types of fixed income securities (Fixed Income Arbitrage Strategy). 7% of the value of the Private Funds employing these strategies cannot be redeemed within 12 months of purchase without payment of a redemption penalty equal to 2% of the net asset value of the interests being liquidated. The remaining restriction period for these investments is 1 month as of February 29, 2016. 6% of the value of the Private Funds employing these strategies cannot be redeemed within 12 months of purchase without payment of a redemption penalty equal to 3% of the net asset value of the interests being liquidated, subject to a quarterly 25% investor level gate. The remaining restriction period for these investments is 1 month as of February 29, 2016. The remaining Private Funds employing these strategies can be redeemed with no restrictions as of February 29, 2016.

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)
February 29, 2016 (Unaudited)

(k)	Relative Value Strategies: General include strategies that: (1) employ Fixed Income Hedge or Fixed Income Arbitrage Strategies (see (j) above); and/or (2) simultaneously purchase convertible securities of U.S. and foreign issuers and then sell short the corresponding underlying common stocks (or equivalent thereof) to capitalize on perceived pricing discrepancies between the convertible securities and the underlying common stocks (Convertible Arbitrage Strategy). 46% of the value of the Private Funds employing these strategies can be redeemed with no restrictions, but are subject to a 25% quarterly investor level gate as of February 29, 2016. The remaining Private Funds employing these strategies can be redeemed with no restrictions as of February 29, 2016.

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES
February 29, 2016 (Unaudited)

ASSETS
Investments in securities:
At acquisition cost	$48,780,538
At value (Note 2)	$49,244,614
Receivable for investment securities sold	66,158
Due from broker	762,250
Dividends receivable	1,373
Other assets	19,502
Total assets	50,093,897

LIABILITIES
Payable to Adviser (Note 4)	93,242
Accrued fund services fees (Note 4)	4,641
Other accrued expenses	8,582
Total liabilities	106,465

NET ASSETS	$49,987,432

NET ASSETS CONSIST OF:
Paid-in capital	$53,623,189
Accumulated net investment loss	(4,356,508)
Accumulated net realized gains from security transactions and futures contracts	256,675
Net unrealized appreciation on investments	464,076
NET ASSETS	$49,987,432

UNITS OUTSTANDING (1,000,000 units authorized, $100.00 par value)	525,328

NET ASSET VALUE PER UNIT (Note 2)	$95.15

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND
STATEMENT OF OPERATIONS
For the Six Months Ended February 29, 2016 (Unaudited)

INVESTMENT INCOME
Dividends	$4,647

EXPENSES
Investment adviser fees (Note 4)	276,780
Professional fees	38,000
Registration and filing fees	33,699
Fund services fees (Note 4)	29,900
Trustees' fees and expenses (Note 4)	16,319
Custodian fees	12,403
Insurance expense	11,005
Postage and supplies	4,039
Total expenses	422,145

NET INVESTMENT LOSS	(417,498)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
AND FUTURES CONTRACTS
Net realized gains (losses) from:
Security transactions	(5,562)
Futures contracts (Notes 2 and 5)	262,251
Net change in unrealized appreciation/depreciation on investments	(2,913,112)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS AND FUTURES CONTRACTS	(2,656,423)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(3,073,921)

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year
	February 29,	Ended
	2016	August 31,
	(Unaudited)	2015
FROM OPERATIONS
Net investment loss	$(417,498)	$(771,097)
Net realized gains from security transactions and futures contracts	256,689	962,070
Net change in unrealized appreciation/depreciation on investments
and futures contracts	(2,913,112)	312,673
Net increase (decrease) in net assets from operations	(3,073,921)	503,646

DISTRIBUTIONS TO UNITHOLDERS (Note 2)
In excess of net investment income	(405,653)	(1,860,014)
From net realized gains from security transactions	(99,038)	(1,914,194)
Decrease in net assets from distributions to unitholders	(504,691)	(3,774,208)

CAPITAL UNIT TRANSACTIONS
Sale of units	3,680,430	191,000
Net asset value of units issued in reinvestment of
distributions to unitholders (Notes 2 and 6)	295,763	3,774,208
Increase in net assets from capital unit transactions	3,976,193	3,965,208

NET INCREASE IN NET ASSETS	397,581	694,646

NET ASSETS
Beginning of period	49,589,851	48,895,205
End of period	$49,987,432	$49,589,851

ACCUMULATED NET INVESTMENT LOSS	$(4,356,508)	$(3,533,357)

UNIT TRANSACTIONS
Sale of units	36,857	1,841
Units reinvested	2,993	36,980
Increase in units outstanding	39,850	38,821
Units outstanding at beginning of period	485,478	446,657
Units outstanding at end of period	525,328	485,478

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND
STATEMENT OF CASH FLOWS
For the Six Months Ended February 29, 2016 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets from operations		$(3,073,921)
Adjustments to reconcile net increase in net assets from
operations to net cash used in operating activites:
Net realized losses from security transactions	$5,562
Purchase of long-term investments	(3,573,000)
Proceeds from sales of investment securities	797,336
Net purchase of short-term investments	(3,124,764)
Net change in unrealized appreciation on investments	2,913,112
(Increase) decrease in operating assets:
Due from broker	2,595,153
Dividends receivable	(1,184)
Other assets	(2,995)
Increase (decrease) in operating liabilitites:
Payable to Adviser	714
Accrued fund services fees	(259)
Other accrued expenses	(7,433)
Total adjustments		(397,758)

NET CASH USED IN OPERATING ACTIVITIES		(3,471,679)

CASH FLOWS FROM FINANCING ACTIVITIES
Receipt of proceeds from units sold, net	3,680,430
Cash distributions paid to unitholders	(208,928)
NET CASH PROVIDED BY FINANCING ACTIVITIES		3,471,502

NET INCREASE IN CASH		$(177)
Cash, beginning of period		177
Cash, end of period		$-

Non-cash financing activities not included herein consist of reinvestment of distributions to unitholders of $295,763.

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND
FINANCIAL HIGHLIGHTS
Per Unit Data for a Unit Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Period
	February 29,		Ended	Ended	Ended
	2016		August 31,	August 31,	August 31,
	(Unaudited)		2015	2014	2013 (a)

Net asset value, beginning of period	$102.15		$109.47	$100.61	$100.00

Income (loss) from investment operations:
Net investment loss (b)	(0.83)		(1.63)	(1.67)	(0.27)
Net realized and unrealized gains (losses) on investments
and futures contracts	(5.17)		2.76	13.14	0.88
Total from investment operations	(6.00)		1.13	11.47	0.61

Less distributions:
In excess of net investment income	(0.80)		(4.16)	(2.61)	-
From net realized gains from security transactions	(0.20)		(4.29)	-	-
Total distributions	(1.00)		(8.45)	(2.61)	-

Net asset value, end of period	$95.15		$102.15	$109.47	$100.61

Total return (c)	(5.91%)	(d)	1.04%	11.59%	0.61%	(d)

Ratios/supplementary data:
Net assets at end of period (000's omitted)	$49,987		$49,590	$48,895	$13,165

Ratios to average net assets:
Net investment loss (e)	(1.68%)	(f)	(1.55%)	(1.57%)	(1.59%)	(f)
Total expenses (e) (g)	1.70%	(f)	1.55%	1.73%	2.46%	(f)
Net expenses (e)	1.70%	(f)	1.55%	1.58%	1.60%	(f)
Portfolio turnover rate	2%	(d)	10%	0%	0%

(a)	Represents the period from the commencement of operations (July 1, 2013) through August 31, 2013.
(b)	Calculated based on average units outstanding during the period.
(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gain distributions are reinvested in units of the Fund. The returns shown do not reflect the deduction of taxes a unitholder would pay on Fund distributions, if any, or the redemption of Fund units.
(d)	Not annualized.
(e)	Does not include the expenses of the Private Funds in which the Fund invests.
(f)	Annualized.
(g)	Reflects the expense ratio prior to any advisory fee reductions and /or expense reimbursements (Note 4).

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND
NOTES TO FINANCIAL STATEMENTS
February 29, 2016 (Unaudited)

1. Organization

The FSI Low Beta Absolute Return Fund (the “Fund”) is a continuously offered, non-diversified, closed-end management investment company, organized as a Delaware statutory trust on August 3, 2012. The Fund is authorized to issue 2,000,000 units at the net asset value per unit. The Fund’s investment objective is to seek attractive risk-adjusted rates of return, “Alpha,” with a risk profile and volatility similar to that of the Barclays U.S. Aggregate Bond Index. On April 19, 2013, the Fund was initially seeded through the sale of 1,000 units for $100,000 to Gary W. Gould, Managing Principal of Financial Solutions, Inc. and Principal Executive Officer and Trustee of the Fund. The Fund commenced operations on July 1, 2013.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Security Valuation – The Fund computes its net asset value as of the last business day of each month. In determining its net asset value, the Fund values its investments as of such month-end. The Board of Trustees (the “Board”) has approved procedures pursuant to which the Fund’s Valuation Committee will value the Fund’s investments in Private Funds at fair value. As a general matter, the fair value of the Fund’s interest in a Private Fund will represent the amount that the Fund could reasonably expect to receive from a Private Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Private Fund in accordance with the Private Fund’s valuation policies and reported at the time that the Valuation Committee values the Private Fund. In the unlikely event that a Private Fund does not report a month-end value to the Fund on a timely basis, the Valuation Committee would determine the fair value of such Private Fund based on the most recent value reported by the Private Fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any value reported as “estimated” or “final” values will reasonably reflect market values of securities for which market quotations are available or fair value as of the date the Valuation Committee values the Private Fund. Consistent with the Fund’s valuation procedures, futures contracts which are traded on a commodities exchange are valued at their closing settlement price on the exchange on which they are primarily traded and over-the-counter futures contracts for which market quotations are readily available are valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities. If quotes are not available from a third party pricing service or one or more dealers, quotes shall be determined based on the fair value of such securities as determined by the Valuation Committee in accordance with the Fund’s valuation procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurement.

FSI LOW BETA ABSOLUTE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets
•	Level 2 – other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Accounting Standards Update 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”) clarifies how investments valued using the net asset value (“NAV”) practical expedient within the fair value hierarchy should be classified. ASU 2015-07 exempts investments measured using the NAV practical expedient from categorization within the fair value hierarchy.

The following is a summary of the inputs used to value the Fund’s investments by security type, as of February 29, 2016:

		Fair Value Measurements at the End
		of the Reporting Period Using
	2/29/2016	Level 1	Level 2	Level 3
Investments in Securities:
Private Funds *
Event Driven Strategies	$8,643,453	$-	$-	$-
Global Macro Strategies	2,326,944	-	-	-
Long/Short Equity Strategies	7,219,461	-	-	-
Multi Strategies	20,209,139	-	-	-
Relative Value Strategies: Fixed Income
Hedge and Fixed Income Arbitrage	2,608,993	-	-	-
Relative Value Strategies: General	3,209,967	-	-	-
Money Market Funds	5,026,657	-	5,026,657	-

Total	$49,244,614	$-	$5,026,657	$-

*
Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy in accordance with ASU 2015-07.

FSI LOW BETA ABSOLUTE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

As of February 29, 2016, the Fund did not have any transfers into and out of any Level. In addition, the Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 29, 2016. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

Unit Valuation – The NAV per unit of the Fund is calculated monthly by dividing the total value of the Fund’s assets, less liabilities, by the number of units outstanding. The offering price and redemption price per unit of the Fund is equal to the NAV per unit.

Investment Income – Dividend income is recorded on the ex-dividend date.

Security Transactions – Investment transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Distributions to Unitholders – Distributions to unitholders arising from net investment income and net realized capital gains, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund. Dividends and distributions to unitholders are recorded on the ex-dividend date. The tax character of distributions paid to unitholders during the periods ended February 29, 2016 and August 31, 2015 was as follows:

Periods Ended	Ordinary Income	Long-Term Capital Gains	Total
February 29, 2016	$ 443,533	$ 61,158	$ 504,691
August 31, 2015	$ 2,631,168	$ 1,143,040	$ 3,774,208

Futures Contracts – The Fund may invest in U.S. Treasury futures to provide exposure to the market value change of a high quality fixed income portfolio and to seek to mitigate volatility attributable to investments in the Private Funds. When the Fund purchases or sells a futures contract, no price is paid to or received by the Fund. Instead, the Fund is required to deposit with the futures commission merchant an amount of cash or qualifying securities currently ranging from 5% to 10% of the contract amount. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the fluctuations in the fair value of the futures contract. The Fund recognizes an unrealized gain or loss equal to the variation margin. If market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The initial margin deposits for futures contracts and the variation margin receivable or payable, if any, are reported on the Statement of Assets and Liabilities. Additionally, the Fund is required to maintain, on a daily basis, cash or liquid securities in an amount equal to the current market value of the futures in which it invests minus any amounts paid to brokers toward such position.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FSI LOW BETA ABSOLUTE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Federal Income Tax – The Fund has qualified and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code. Accordingly, no provision for income tax has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 29, 2016:

Tax cost of portfolio investments	$51,272,272
Gross unrealized appreciation	$-
Gross unrealized depreciation	(2,027,658)
Net unrealized depreciation	(2,027,658)
Other losses	(1,608,099)
Accumulated deficit	$(3,635,757)

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to holdings classified as passive foreign investment companies (“PFICs”).

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax years (tax years ended August 31, 2013 through August 31, 2015) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3. Investment Transactions

During the six months ended February 29, 2016, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $3,573,000 and $797,336 respectively.

FSI LOW BETA ABSOLUTE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

4. Transactions with Related Parties and Other Service Providers

INVESTMENT ADVISORY AGREEMENT
The Fund’s investments are managed by Financial Solutions, Inc. (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.11% of the Fund’s average monthly net assets and pays any sub-advisory fees out of the fees it receives.

Prior to April 30, 2015, the Adviser had contractually agreed to reduce its advisory fees and to reimburse the Fund’s operating expenses to the extent necessary so that the Fund’s annual operating expenses (after fee reductions and/or expense reimbursements, and exclusive of taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses not incurred in the ordinary course of business) did not exceed an amount equal to 1.60% of the Fund’s average monthly net assets. During the six months ended February 29, 2016, there were no advisory fee reductions or expense reimbursements by the Adviser.

Any advisory fee reductions and Fund operating expenses reimbursed by the Adviser prior to April 30, 2015 are subject to repayment by the Fund for a period of three fiscal years following the end of the fiscal year in which such reduction or reimbursement was incurred, provided that the repayments do not cause the Fund’s current expenses to exceed the expense limit in effect at the time of the reduction or reimbursement. As of February 29, 2016, the Adviser may in the future recover advisory fee reductions totaling $68,397. The Adviser may recover a portion of this amount no later than the dates as stated below:

August 31, 2016	August 31, 2017
$15,222	$53,175

SUB-ADVISERS
Meritage Capital, LLC (“Meritage”) and Pluscios Management LLC (“Pluscios”) serve as sub-advisers to the Fund. The Adviser pays Meritage and Pluscios any sub-advisory fees out of the fees it receives pursuant to the Investment Advisory Agreement. Prior to April 30, 2015, Meritage and Pluscios had each executed an agreement with the Adviser under which each agreed under certain circumstances to waive a portion of its sub-advisory fees payable to it by the Adviser (each a “Sub-Advisory Waiver Agreement”). Each Sub-Advisory Waiver Agreement provided that the applicable sub-adviser would waive its annual contractual fee in an amount equal to the value of any annual advisory fee reductions and/or Fund expense reimbursements by the Adviser (as a percentage of the annual advisory fee) under the Adviser Waiver Agreement (the “Advisor Waiver”) up to a maximum of 50% of the sub-adviser’s annual contractual fee through April 30, 2015 (each a “Sub-Adviser Waiver”). Pursuant to each Sub-Advisory Waiver Agreement, if the Adviser recoups all of the Adviser Waiver for any period permitted under the Adviser Waiver (the “Recoupment Period”), the Adviser shall use that recoupment to reimburse a Sub-Adviser in an amount equal to its Sub-Adviser Waiver for the Recoupment Period. If the amount of the recoupment paid by the Fund is less than the Adviser Waiver for the Recoupment Period, the Adviser shall reimburse the Sub-Adviser in an amount equal to the Sub-Advisory Waiver for the Recoupment Period multiplied by the ratio of the recoupment amount to the Adviser Waiver.

FSI LOW BETA ABSOLUTE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Meritage and Pluscios serve as investment managers of Centennial Global Macro Fund Segregated Portfolio, Series D and Pluscios Offshore Fund, SPC, Class F, respectively. The Fund maintained investment interests in these Private Funds during the six months ended February 29, 2016. During the six months ended February 29, 2016, the Fund’s purchases of these Private Funds were as follows:

Centennial Global Macro Fund Segregated Portfolio, Series D Initial	$475,000
Pluscios Offshore Fund, SPC, Class F, Series 2015-11	179,000
Pluscios Offshore Fund, SPC, Class F, Series 2016-01	350,000

TRUSTEE COMPENSATION
Each Trustee who is not an “interested person” of the Fund (“Independent Trustee”) receives annual compensation of $15,000 from the Fund. Each Independent Trustee is also reimbursed for travel and related expenses incurred in attending Board meetings. No officer of the Fund is compensated by the Fund.

FUND SERVICES
Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting, compliance and transfer agency services to the Fund. Ultimus also provides a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Compliance Officer to the Fund, as well as certain additional compliance support functions. The Fund pays Ultimus fees in accordance with a Services Agreement for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT
Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s principal underwriter. The Distributor is not affiliated with the Adviser or with Ultimus.

PRINCIPAL HOLDERS OF FUND SHARES
As of February 29, 2016, the following shareholders owned of record 5% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
The Helmerich Trust	40%
Vernon Investment Fund LLC	22%
Chapman Charitable Trust	18%
Capital Management Corporation	5%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

FSI LOW BETA ABSOLUTE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

5. Derivatives Risk and Transactions

In seeking risk adjusted rates of return, the Fund may invest in U.S. Treasury futures to provide exposure to the market value change of a high quality fixed income portfolio. The price of a futures contract may change rapidly in response to changes in the markets and the general economic environment as well as in response to changes in the value of the underlying U.S. Treasury securities. Futures may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in futures could have a large potential effect on the performance of the Fund. Changes in the liquidity of U.S. Treasury futures (i.e., due to, among other things, price fluctuation or position limitations imposed by U.S. commodity exchanges) and rising interest rates may cause the value of U.S. Treasury futures to decline.
If the Fund invests in U.S. Treasury futures at inopportune times or the Adviser misjudges market conditions, the Fund’s investment in the U.S. Treasury futures may lower the Fund’s return or result in a loss to the Fund. The Fund could also experience losses if the U.S. Treasury futures do not offset losses incurred by the Fund on its investment in the Private Funds or if the Fund is not able to timely liquidate its position in U.S. Treasury futures due to an illiquid secondary market. It is also possible that the U.S. Commodity Futures Trading Commission may suspend trading in a particular contract, order immediate liquidation and settlement of a particular contract or order that trading in a particular contract be conducted for liquidation only.
The Fund held no outstanding derivative instruments as of February 29, 2016.

The average monthly notional amount of futures contracts purchased during the six months ended February 29, 2016 was $5,868,438.

The Fund’s transactions in derivative instruments during the six months ended February 29, 2016 are recorded in the following locations in the Statement of Operations:

Type of Derivative	Location	Net Realized Gains
Interest rate contracts – Futures contracts	Net realized gains from futures contracts	$262,251

 6. Offering of Fund Units; Repurchase Offers

Fund units may be purchased by investors who meet certain eligibility requirements set forth in the Fund’s current prospectus as of the first business day of each calendar month; however, Fund units may be offered more or less frequently as determined by the Board in its sole discretion. Fund units are sold at the current NAV per unit. Generally, the minimum initial investment in the Fund is $50,000 and the minimum additional investment is $5,000. The Fund may accept investments for lesser amounts under certain circumstances, including where a unitholder has significant assets under the management of the Adviser or an affiliate and other special circumstances that may arise. There are no initial or subsequent investment minimums for accounts maintained by financial institutions for the benefit of their clients who purchase units through investment programs such as employee benefit plans. Certain selling broker-dealers and financial advisers may impose higher minimums.

FSI LOW BETA ABSOLUTE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Unless a unitholder elects to receive a distribution in the form of cash, all distributions are reinvested in full and fractional units at the NAV per unit next determined on the payable date of such distributions. A unitholder may elect to receive a distribution in the form of cash by submitting a written request to the Fund no later than 90 days prior to the payable date of such distribution.

Because the Fund is a closed-end fund, unitholders do not have the right to require the Fund to redeem any or all of their units. To provide a limited degree of liquidity to unitholders, the Fund may from time to time offer to repurchase units pursuant to written repurchase offers, but is not obligated to do so. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion, pursuant to written repurchase offers. In determining whether the Fund should offer to repurchase units, the Board will consider a variety of operational, business and economic factors. The Board convenes quarterly to consider whether or not to authorize a repurchase offer. The Board expects that repurchase offers, if authorized, will be made no more frequently than on a quarterly basis and will typically have a valuation date as of March 31, June 30, September 30 or December 31 (or, if any such date is not a business day, on the last business day of such calendar quarter). During the six months ended February 29, 2016, no units were repurchased by the Fund.

7. Principal Investment Risks

An investment in the Fund should be considered a speculative investment that entails a high degree of risk and units of the Fund are only available for purchase by certain eligible investors. It is possible that an investor may lose money and that the Fund may not achieve its investment objective.

The Fund is non-diversified and the Fund’s investment in the securities of a limited number of issuers exposes the Fund to greater market risk and potentially greater market losses than if its investments were diversified in securities issued by a greater number of issuers.

The Private Funds invest in a variety of different assets and employ a number of different strategies which in turn subject their investors, including the Fund, to certain risks including those associated with: (1) investing in equities, fixed income securities and convertible securities of U.S. and foreign issuers, derivatives, commodities and currencies; (2) participating in short sale transactions; and (3) employing arbitrage and leverage. The Fund may also implement leverage and invest directly in derivatives which will directly expose the Fund to the risks associated with the employment of leverage and investments in derivatives.

The Fund may not be able to withdraw its investment in a Private Fund promptly after it has made a decision to do so. Fund unitholders do not have the right to require the Fund to redeem or repurchase its units and may not have access to the money they invest for an indefinite period of time. Repurchases will be made at such times, and in such amounts, and on such terms as may be determined by the Board, in its sole discretion.

The units are not, and are not expected to be, listed for trading on any securities exchange and, to the Fund’s knowledge, there is no secondary trading market for the units, nor is there expected to be in the future. Units are subject to substantial restrictions on transferability and resale, and may not be transferred or resold except as permitted under the Fund’s Agreement and Declaration of Trust, as may be amended from time to time. A unitholder should not expect to be able to sell its units regardless of how the Fund performs. Because a unitholder may be unable to sell his units, the unitholder will be unable to reduce its exposure on any market downturn.

FSI LOW BETA ABSOLUTE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

For a complete description of the principal risks involved and the eligibility criteria for investors, please refer to the Fund’s current prospectus.

8. Contingencies and Commitments

The Fund indemnifies its officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

9. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

FSI LOW BETA ABSOLUTE RETURN FUND
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-877-379-7380, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-877-379-7380, or on the SEC’s website at http://www.sec.gov.

The Fund files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-877-379-7380. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

FSI LOW BETA ABSOLUTE RETURN FUND
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
(Unaudited)

The Board of Trustees (the “Board”), including the Trustees who are not “interested persons” (as that terms is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) (the “Independent Trustees”) voting separately, has reviewed and approved the continuance of the Investment Advisory Agreement between Financial Solutions, Inc. (“FSI”) and the Fund (the “FSI Agreement”); (2) the Sub-Advisory Agreement between Meritage Capital, LLC (“Meritage”), FSI and the Fund (the “Meritage Agreement”); and (3) the Sub-Advisory Agreement between Pluscios Management, LLC (“Pluscios”), FSI and the Fund (the “Pluscios Agreement” and collectively with the FSI Agreement and the Meritage Agreement, the “Advisory Agreements”), each for an additional annual term. Approval took place at an in-person meeting held on October 27, 2015, at which a majority of the Trustees, including a majority of the Independent Trustees, were present.

In the course of their deliberations, the Board was advised by legal counsel. The Board received and reviewed a substantial amount of information provided by the Adviser, Meritage and Pluscios in response to requests of the Board and counsel.

In considering the Advisory Agreement for the Fund and reaching their conclusion with respect thereto, the Board reviewed and analyzed various factors that it determined were relevant, including the factors described below. In their deliberations, the Board did not identify any particular information that was all-important or controlling.

Financial Solutions, Inc.

Nature, Extent and Quality of Services

The Trustees reviewed the services being provided by the Adviser to the Fund including, without limitation: (1) allocating Fund assets among the Alpha Engine (as defined in the Prospectus), the Beta Wrapper and the Buffer Account (as defined in the Prospectus); (2) allocating assets dedicated to the Alpha Engine amongst the Adviser and Sub-Advisers; (3) managing a portion of the Alpha Engine, the Beta Wrapper and the Buffer Account; (4) overseeing the Sub-Advisers’ management of a portion of the Alpha Engine; and (5) providing Board reporting regarding the Fund’s assets and the management thereof. The Trustees also considered the experience of the Adviser’s personnel servicing the Fund, the Adviser’s compliance environment as well as the Fund’s performance. The Trustees also noted the Adviser’s clean regulatory history, the absence of the Adviser’s involvement in litigation and the Adviser’s plan to increase Fund assets in the future. The Trustees concluded that they were satisfied with the quality, extent, and nature of the services provided by the Adviser.

Performance of the Fund

The Trustees compared the performance of the Fund as of August 31, 2015 with the performance of its benchmark index, the HFRI Index, and comparable funds managed by other investment advisers. The Trustees considered that the Fund outperformed the HFRI Index, during each of the 2014 and inception to date performance periods, and also outperformed its peer group during each of the 2014 and inception to date performance periods. The Trustees also noted that the Adviser does not manage any other accounts similar to the Fund. The Board concluded that they were satisfied with the Fund’s performance.

FSI LOW BETA ABSOLUTE RETURN FUND
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
(Unaudited) (Continued)

Cost of Advisory Services and Profitability

The Trustees considered the advisory fees paid to Adviser during a twelve month period and the Adviser’s expenses incurred over that period including payments to the Sub-Advisers and the Distributor as well as an estimation of the Adviser’s operational overhead allocable to the Advisory Services. The Trustees also considered the Adviser’s decision to not seek renewal of the Expense Limitation Agreement for periods subsequent to April 30, 2015, noting that the Adviser did not waive any of its advisory fee during the year ended August 31, 2015. The Trustees also noted that, at current Fund asset levels, even if the Expense Limitation Agreement was in place, the Adviser would not be required to waive fees as the Fund will naturally run at the net expense ratio required under the Expense Limitation Agreement. The Trustees also reviewed the Adviser’s financial statements and insurance arrangements. The Trustees concluded that the Adviser’s profitability was reasonable and that the Adviser’s assets, coupled with its insurance coverage, were sufficient to cover potential liabilities incurred under the FSI Agreement.

Comparative Fee and Expense Data; Economies of Scale

The Trustees considered that the fee arrangement of the Fund with the Adviser currently involves an advisory fee of 1.11%. The Trustees noted that, at current Fund asset levels, the Fund will naturally run at the net expense ratio required under the former Expense Limitation Agreement. The Trustees compared the fees and expenses of the Fund (including the Fund’s advisory fee) to a peer group of comparable funds, noting that the Fund’s advisory fee is lower than the median and average of its peer group and that the Fund’s gross and net expenses are also lower than the median and average of its peer group. The Trustees also noted that management fees paid by the funds comprising the peer group do not include breakpoints. The Trustees considered the standard fee schedule utilized by the Adviser which includes breakpoints for certain asset levels and distinguished the higher advisory fees (without breakpoints) paid by the Fund based on the following factors: (1) the Adviser does not manage any other account similar to the Fund; and (2) the Adviser is responsible for supervising the Fund’s Sub-Advisers and periodic Board reporting. The Trustees concluded that the fees paid to the Adviser under the FSI Agreement and the Fund’s overall expenses are reasonable.

Other Benefits

The Trustees considered the Adviser’s representation that it does not derive any other benefits from its relationship with the Fund and concluded that Adviser does not receive any additional financial or other benefits from its relationship with the Fund.

Meritage Capital, LLC

Nature, Extent and Quality of Services

The Trustees reviewed the services being provided by Meritage to the Fund including, without limitation, the management of the Fund assets allocated to Meritage for management (the “Meritage Assets”). The Trustees also considered the experience of Meritage’s personnel servicing the Fund, Meritage’s compliance environment as well as the performance of the Meritage Assets. The Trustees also noted Meritage’s clean regulatory history and the absence of Meritage’s involvement in litigation. The Trustees concluded that they are satisfied with the quality, extent, and nature of the services provided by Meritage.

FSI LOW BETA ABSOLUTE RETURN FUND
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
(Unaudited) (Continued)

Performance of the Meritage Assets

The Trustees compared the performance of the Meritage Assets with the performance of the HFRI Index and another similarly managed pooled investment vehicle (“Meritage Private Fund”) managed by Meritage. The Board concluded that they were satisfied with the performance of the Meritage Assets.

Cost of Advisory Services and Profitability

The Trustees considered the advisory fees paid to Meritage by the Adviser during a twelve month period and Meritage’s expenses to provide the Meritage Services over that period as well as an estimate of Meritage’s operational overhead allocable to the Meritage Services.

The Trustees considered the Fund’s investment in Centennial Global Macro Fund (the “Centennial Fund”), a private fund managed by Meritage. In this regard, the Trustees noted that neither the Fund nor the Adviser pay any fees directly to Meritage with respect to the Fund’s investment in the Centennial Fund and that the Adviser, not Meritage, is responsible for investing Fund assets in the Centennial Fund. The Trustees also acknowledged that Centennial Fund provides the Fund access to certain managers that it is not otherwise able to access directly and noted the Adviser’s representation that the Fund’s investment in Centennial Fund is not related to Meritage’s service as a Sub-Adviser to the Fund (e.g., the Fund would still invest in Centennial Fund absent Meritage’s service as Sub-Adviser). The Trustees also considered the Adviser’s representation that the investment advisory fee paid by the Centennial Fund, and indirectly born by the Fund through its investment therein, was consistent with the investment advisory fees charged by similar hedge funds.

The Trustees then reviewed Meritage’s financial statements and insurance arrangements. The Trustees concluded that Meritage’s profitability was reasonable and that Meritage’s assets, coupled with its insurance coverage, were sufficient to cover potential liabilities incurred under the Meritage Agreement.

Comparative Fee and Expense Data; Economies of Scale

The Trustees considered that the Adviser, not the Fund, is responsible for paying the advisory fees due to Meritage under the Meritage Agreement. The Trustees noted the fee arrangement between the Adviser and Meritage currently involves an advisory fee of 0.75% (the “Meritage Fee”). The Trustees compared the Meritage Fee and the fees and expenses of the Fund to a peer group of comparable funds, noting that the Meritage Fee is lower than the median and average of the peer group and that the Fund’s gross and net expenses are also lower than the median and average of gross and net expenses reported by the comparable funds. The Trustees noted that advisory fees paid by the funds comprising the peer group do not include breakpoints and the advisory fees payable to Meritage by other similarly managed investment vehicles, which includes breakpoints, are higher than or equivalent to (excluding the breakpoints) the Meritage Fee. With respect to breakpoints, the Trustees noted Meritage’s belief that the level of Meritage Services will not change as Fund assets increase. The Trustees concluded that the fees paid to Meritage under the Meritage Agreement are reasonable.

Other Benefits

The Trustees discussed the Fund’s investment in the Centennial Fund and, noting the facts related thereto as summarized above, concluded that Meritage does not receive any additional financial or other benefits from its relationship with the Fund.

FSI LOW BETA ABSOLUTE RETURN FUND
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
(Unaudited) (Continued)

Pluscios Management, LLC

Nature, Extent and Quality of Services

The Trustees reviewed the services being provided by Pluscios to the Fund including, without limitation, the Fund assets allocated to Pluscios for management (The “Pluscios Assets”). The Trustees also considered the experience of Pluscios’ personnel servicing the Fund and Pluscios’ compliance environment. The Trustees also noted Pluscios’ clean regulatory history and the absence of Pluscios’ involvement in litigation. The Trustees concluded that they are satisfied with the quality, extent, and nature of the services provided by Pluscios.

Performance of the Pluscios Assets

The Trustees compared the performance of the Pluscios Assets with the performance of the HFRI Index and the performance of Pluscios accounts employing a similar investment style (“Pluscios Strategy”) as of August 31, 2015. The Trustees noted that Pluscios Assets outperformed the HFRI Index in the year to date, 1 year and inception to date time periods, as well as in calendar year 2014. In addition, they noted that Pluscios Assets outperformed the Pluscios Strategy over the 1 year time period. The Board concluded that they were satisfied with the performance of the Pluscios Assets.

Cost of Advisory Services and Profitability

The Trustees considered the annual advisory fee paid to Pluscios by the Adviser and Pluscios’ estimation of operational overhead allocable to the Pluscios Services.

The Trustees considered the Fund’s investment in Pluscios Offshore Fund, SPC (the “Pluscios Fund”), a private fund managed by Pluscios. In this regard, the Trustees noted that neither the Fund nor the Adviser pay any fees directly to Pluscios with respect to the Fund’s investment in the Pluscios Fund and that the Adviser, not Pluscios, is responsible for investing Fund assets in the Pluscios Fund. The Trustees also acknowledged that Pluscios Fund provides the Fund access to certain managers that it is not otherwise able to access directly and noted the Adviser’s representation that the Fund’s investment in Pluscios Fund is not related to Pluscios’ service as a Sub-Adviser to the Fund. The Trustees also considered the Adviser’s representation that the investment advisory fee paid by the Pluscios Fund, and indirectly born by the Fund through its investment therein, was consistent with the investment advisory fees charged by similar hedge funds.

The Trustees then reviewed information documenting Pluscios’ financial stability and insurance arrangements. The Trustees concluded that Pluscios’ profitability was reasonable and that Pluscios’ assets, coupled with its insurance coverage, are sufficient to cover potential liabilities incurred under the Pluscios Agreement.

FSI LOW BETA ABSOLUTE RETURN FUND
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
(Unaudited) (Continued)

Comparative Fee and Expense Data; Economies of Scale

The Trustees considered that the Adviser, not the Fund, is responsible for paying the advisory fees due to Pluscios under the Pluscios Agreement. The Trustees also noted the fee arrangement between the Adviser and Pluscios currently involves an advisory fee of 0.87% (the “Pluscios Fee”). The Trustees compared the Pluscios Fee and the fees and expenses of the Fund to a peer group of comparable funds, noting that the Pluscios Fee is lower than the median and average of the peer group and that the Fund’s gross and net expenses are also lower than the median and average of the peer group. The Trustees noted that advisory fees paid by the funds comprising the peer group do not include breakpoints. The Trustees also noted that the advisory fees paid to Pluscios by similarly managed private investment pools may have breakpoints, but are higher than the Pluscios Fee. The Trustees concluded that the fees paid to Pluscios under the Pluscios Agreement are reasonable.

Other Benefits

The Trustees discussed the Fund’s investment in the Pluscios Fund and, noting the facts related thereto as summarized above, concluded that Pluscios does not receive any additional financial or other benefits from its relationship with the Fund.

Conclusion

After full consideration of the above factors as well as other factors, the Board unanimously concluded that approval of the Advisory Agreements was in the best interests of the Fund and its unitholders.

Privacy Policy

Rev. 12/18/2012

FACTS	WHAT DOES FSI LOW BETA ABSOLUTE RETURN FUND DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and
• Account balances and
• Account transactions and
• Checking account information and
• Retirement assets and
• Wire transfer instructions.

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons FSI Low Beta Absolute Return Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does FSI Low Beta Absolute Return Fund share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	No	We do not share
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your credit worthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call toll-free 1-877-379-7380

Who we are
Who is providing this notice?	FSI Low Beta Absolute Return Fund

What we do
How does FSI Low Beta Absolute Return Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does FSI Low Beta Absolute Return Fund collect my personal information?
We collect your personal information, for example, when you

• open an account or
• provide account information or
• make deposits or withdrawals from your account or
• make a wire transfer or
• tell us where to send the money.

We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.

Financial Solutions, Inc., the investment adviser to FSI Low Beta Absolute Return Fund, and Centennial Partners, LLC/Meritage Capital, LLC and Pluscios Management LLC, each a subadviser to FSI Low Beta Absolute Return Fund, are affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. FSI Low Beta Absolute Return Fund does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. FSI Low Beta Absolute Return Fund does not jointly market.

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FSI Low Beta Absolute Return Fund

By (Signature and Title)*		/s/ Gary W. Gould
Gary W. Gould, President

Date	May 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Gary W. Gould
Gary W. Gould, President

Date	May 2, 2016

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Principal Financial Officer

Date	May 2, 2016

* Print the name and title of each signing officer under his or her signature.